[TEXT]
United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:	181 Harbor Drive
		Stamford CT  06902-7474

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Donald von Wedel
Title:		President
Phone:		203 964-9902
Signature, Place, and Date of Signing:

	Donald von Wedel	Stamford, CT	August 15, 2000

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	June 30, 2000

Number of Other included Managers:	3

Form 13F Information Table Entry Total:	64

Form 13F Information Table Value Total:	$3,295,731

List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven                       COM              817826100      880    64000 SH       SOLE                    64000
AMR Corp.                      COM              001765106      407    15400 SH       SOLE                    15400
AT&T                           COM              001957109      298     9425 SH       SOLE                     9425
American General Corporation   COM              026351106      650    10650 SH       SOLE                    10650
American Home Products         COM              026609107      705    12000 SH       SOLE                    12000
American International         COM              026874107     6270    53362 SH       SOLE                    53362
BP Amoco PLC                   COM              055622104      362     6400 SH       SOLE                     6400
Banc One Corp.                 COM              06423A103      217     8160 SH       SOLE                     8160
Bristol Meyers Squibb          COM              110122108      479     8228 SH       SOLE                     8228
Carlisle Companies, Inc.       COM              142339100     1314    29200 SH       SOLE                    29200
Cendant Corporation            COM              151313103     1656   118300 SH       SOLE                   118300
Cinergy                        COM              172474108      343    13500 SH       SOLE                    13500
Clayton Homes Inc.             COM              184190106     1325   165650 SH       SOLE                   165650
Delphi Automotive Systems Corp COM              247126105     3240   222501 SH       SOLE                   222501
Delta Air Lines, Inc.          COM              247361108     2545    50325 SH       SOLE                    50325
Devon Energy Inc.              COM              25179M103      729    12975 SH       SOLE                    12975
Diamond Offshore Drilling, Inc COM              25271C102      567    16150 SH       SOLE                    16150
Exxon Mobil Corp.              COM              30231G102     2826    36003 SH       SOLE                    36003
FleetBostonFinancial Corp      COM              339030108      301     8850 SH       SOLE                     8850
GTE Corp.                      COM              362320103     1292    20750 SH       SOLE                    20750
General Electric               COM              369604103     1351    25500 SH       SOLE                    25500
General Motors                 COM              370442105     2829    48724 SH       SOLE                    48724
General Motors Cl. H           COM              370442832     1116    12714 SH       SOLE                    12714
Homestake Mining Del           COM              437614100     1243   180750 SH       SOLE                   180750
Household International        COM              441815107     2543    61175 SH       SOLE                    61175
ITT Industries                 COM              450911102      418    13750 SH       SOLE                    13750
Int'l Bus Machines             COM              459200101      732     6681 SH       SOLE                     6681
Kansas City Power & Light      COM              485134100      357    15850 SH       SOLE                    15850
Kaufman & Broad Home Corp.     COM              486168107      478    24150 SH       SOLE                    24150
LTV Corp.                      COM              501921100      946   329000 SH       SOLE                   329000
Mellon Financial Corp          COM              58551A108     1927    52890 SH       SOLE                    52890
Merck & Company                COM              589331107     1712    22340 SH       SOLE                    22340
Navistar International         COM              63934E108     4199   135175 SH       SOLE                   135175
Nisource Inc.                  COM              65473P105      957    51400 SH       SOLE                    51400
Norfolk Southern               COM              655844108      176    11799 SH       SOLE                    11799
PCS Group                      COM              852061506      275     4622 SH       SOLE                     4622
PPL Corp.                      COM              69351t106      235    10720 SH       SOLE                    10720
PepsiCo                        COM              713448108      332     7482 SH       SOLE                     7482
Philip Morris Inc.             COM              718154107     1118    42084 SH       SOLE                    42084
Phillips Petroleum             COM              718507106      852    16800 SH       SOLE                    16800
Public Service Enterprise Grp  COM              744573106      319     9200 SH       SOLE                     9200
Quantum-Hard drive             COM              747906303      367    33175 SH       SOLE                    33175
Quantum-Storage Systems        COM              747906204      787    81250 SH       SOLE                    81250
Rowan Cos Inc.                 COM              779382100     2088    68750 SH       SOLE                    68750
Sabre Holdings Corp. Class A   COM              785905100      317    11118 SH       SOLE                    11118
Simpson Industries             COM              829060102      486    64500 SH       SOLE                    64500
Southdown, Inc.                COM              841297104     1197    20725 SH       SOLE                    20725
Southwestern Energy Company    COM              845467109      564    90250 SH       SOLE                    90250
Sprint Corp.                   COM              852061100      472     9246 SH       SOLE                     9246
TXU Corp.                      COM              873168108     3490   118300 SH       SOLE                   118300
Texaco                         COM              881694103     1990    37375 SH       SOLE                    37375
The Timken Company             COM              887389104     1938   104070 SH       SOLE                   104070
Time Warner, Inc.              COM              887315109      278     3660 SH       SOLE                     3660
TransCanada Pipelines LTD      COM              893526103      208    27300 SH       SOLE                    27300
Trinity Industries             COM              896522109     1222    66065 SH       SOLE                    66065
Tyco Int'l  LTD New            COM              902124106     2293    48400 SH       SOLE                    48400
USX Marathon Group             COM              902905827     1130    45100 SH       SOLE                    45100
USX-U.S. Steel Group           COM              90337T101     1204    64850 SH       SOLE                    64850
Unisys Corp.                   COM              909214108     2688   184575 SH       SOLE                   184575
Unumprovident Corp             COM              91529Y106     2646   131900 SH       SOLE                   131900
Utilicorp United               COM              918005109      313    15750 SH       SOLE                    15750
Verizon Communication          COM              92343v104      993    18766 SH       SOLE                    18766
Washington Mutual Inc.         COM              939322103     2309    79971 SH       SOLE                    79971
Worldcom Inc GA-New            COM              98157d106      275     6000 SH       SOLE                     6000